Trade Receivables - Schedule of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Trade and other receivables [abstract]
Trade receivables	₨ 121,413		₨ 107,952
Allowance for lifetime expected credit loss (Refer Note 21)	(14,570)		(9,108)	₨ (8,709)
Assets reclassified as held for sale	(1,407)
Total	105,436		98,844
Non-current	4,446	$ 68	3,998
Current	100,990	$ 1,551	94,846
Total	₨ 105,436		₨ 98,844